Unaudited Condensed Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 3,860,501	$ 3,215,147
Revenues generated from third parties	2,670,406	2,946,344
Revenue generated from related parties	1,190,095	268,803
Cost of revenues	(1,039,565)	(1,375,762)
Gross profit	2,820,936	1,839,385
Operating expenses:
Selling and marketing	(704,558)	(774,253)
General and administrative	(952,568)	(1,285,885)
Total operating expenses	(1,657,126)	(2,060,138)
Operating Income (Loss)	1,163,810	(220,753)
Other income (expenses):
Interest income(expense), net	(442,079)	(2,170,561)
Other income (expenses), net	894,543	38,079
Total other income (expenses), net	452,464	(2,132,482)
Income (Loss) before income taxes	1,616,274	(2,353,235)
Income tax provision	(235,016)	5,166
Net income (loss)	1,381,258	(2,348,069)
Other comprehensive income (loss):
Foreign currency translation adjustment	638,775	(807,315)
Comprehensive income (loss)	$ 2,020,033	$ (3,155,384)
Earnings per ordinary share
Basic and diluted	$ 0.03	$ (0.10)
Weighted average number of ordinary shares outstanding
Basic and diluted	53,087,800	22,725,512